Short Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Balance outstanding at period end	$ 76,760	$ 41,940	$ 0
Maximum balance at any month end during the period	76,760	62,124	0
Average balance for the period	$ 70,754	$ 16,963	$ 318
Weighted average rate for the period	0.20%	0.22%	0.31%
Weighted average rate at period end	0.21%	0.23%	0.00%